Derivative Assets - Schedule of Fair Value of Derivative Assets (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Fair Value of Derivative Assets [Abstract]
Balance
Addition		64,936,216
Change in fair value	$ (406,386)	(2,767,854)
Deletion due to settlement		(19,959,688)
Foreign currency translation adjustment		(503,844)
Balance		¥ 41,704,830